Investment in Master Trust - Fully Benefit-Responsive investment Contracts (Details) - Puerto Rico Group Savings Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment in Master Trust
Average crediting rate for the investment contracts	3.39%	3.39%
Redemption notice period (in years)	1 year
Sanofi U.S. Group Savings Master Trust
Investment in Master Trust
Stable value fund	$ 487,868,228	$ 489,852,592
Sanofi U.S. Group Savings Master Trust | Cash reserves common trust fund
Investment in Master Trust
Stable value fund	14,800,092	12,219,011
Sanofi U.S. Group Savings Master Trust | Synthetic investment contracts
Investment in Master Trust
Stable value fund	$ 473,068,136	$ 477,633,581